Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Summary of Marketable Securities Table
The following tables present a summary of our marketable securities (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2011
Available-for-sale marketable securities
Municipal debt securities	$507	$1	$—	$508
U.S. agency debt securities	2,500	—	(2)	2,498
Corporate debt securities	15,089	4	—	15,093
Total available-for-sale marketable securities	$18,096	$5	$(2)	$18,099

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
At December 31, 2010
Available-for-sale marketable securities
Municipal debt securities	$897	$—	$—	$897
U.S. agency debt securities	14,501	11	(1)	14,511
Certificates of deposits	38	—	—	38
Corporate debt securities	3,176	7	—	3,183
U.S. government debt securities	13,027	18	—	13,045
Total available-for-sale marketable securities	$31,639	$36	$(1)	$31,674

Held-to-maturity time deposits	$4,671	$—	$—	$4,671

Total marketable securities	$36,310	$36	$(1)	$36,345

Schedule of Maturities of Marketable Securities
The maturities of available-for-sale securities at December 31, 2011 are as follows:

	Available-for-Sale
	Cost Basis	Fair Value
Due in one year or less	$13,592	$13,597
Due after one year through two years	4,504	4,502
	$18,096	$18,099